Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) creditFacility payment	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($) creditFacility payment	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 6,255,000,000	$ 4,162,000,000
Proceeds from debt	$ 2,426,000,000		$ 0
Repayments of bonds, notes and debentures	268,000,000	$ 457,000,000		$ 835,000,000
Repayments of borrowings including purchase premiums, classified as financing activities	$ 276,000,000
Number of credit facilities | creditFacility	2				2
Debt-to-capitalization ratio, maximum	0.6				0.6
Repayments of bonds, notes and debentures	$ 268,000,000	$ 457,000,000		$ 835,000,000
Non-operating income (expense)
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures	11,000,000
Repayments of bonds, notes and debentures	$ 11,000,000
Top of range
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio, actual	0.24				0.24
Debt-to-capitalization ratio, maximum	0.60				0.60
8.5% notes due June 2024
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 600,000,000
Borrowings, interest rate			8.50%			8.50%
Repayments of bonds, notes and debentures			$ 638,000,000
Non-operating income (expense)			224,000,000
Embedded prepayment option derivative			174,000,000
Repayments of bonds, notes and debentures			$ 638,000,000
4.5% notes due January 2021
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 0	$ 152,000,000
Borrowings, interest rate	4.50%				4.50%
Repayments of bonds, notes and debentures	$ 104,000,000
Repayments of bonds, notes and debentures	$ 104,000,000
4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 190,000,000	262,000,000
Borrowings, interest rate	4.75%				4.75%
Repayments of bonds, notes and debentures	$ 52,000,000
Repayments of bonds, notes and debentures	$ 52,000,000
3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 139,000,000	289,000,000
Borrowings, interest rate	3.75%				3.75%
Repayments of bonds, notes and debentures	$ 112,000,000
Repayments of bonds, notes and debentures	112,000,000
3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 550,000,000
Borrowings, interest rate	3.90%				3.90%
Borrowings, effective interest rate	4.08%				4.08%
Issued at percent of face value	99.513%				99.513%
Redemption price	100.00%				100.00%
Proceeds from debt	$ 542,000,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal amount	262,000,000				$ 334,000,000	0
Undrawn borrowing facilities	4,000,000,000.0
Antamina credit facilities
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 90,000,000
Number of credit facilities | creditFacility	3				3
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,150,000,000				$ 1,423,000,000	$ 0
Face amount of debt	$ 2,500,000,000
Number of semi-annual payments | payment	17				17
$1B revolving facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 1,000,000,000.0
Outstanding notes, except for notes due October 2035
Disclosure of detailed information about borrowings [line items]
Redemption price	100.00%				100.00%
Surety Bond
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 840,000,000
Uncommitted credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					1,900,000,000
Outstanding letters of credit					1,600,000,000
Stand alone credit facility
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit					$ 459,000,000
2020 Tender Offer
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures	$ 13,000,000
Repayments of bonds, notes and debentures	$ 13,000,000
Antamina
Disclosure of detailed information about borrowings [line items]
Ownership interest in joint operation	22.50%	22.50%